UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
December 31, 2014 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE BONDS (a)

Arizona		2.32%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		20,854	0.07%
37,000	7.60%, 09/19/2028		24,117	0.08%
38,000	7.60%, 03/19/2029		24,772	0.08%
40,000	7.60%, 09/19/2029		26,080	0.08%
41,000	7.60%, 03/19/2030		26,498	0.08%
43,000	7.60%, 09/19/2030		27,791	0.09%
44,000	7.60%, 03/19/2031		28,437	0.09%
46,000	7.60%, 09/19/2031		29,730	0.09%
48,000	7.60%, 03/19/2032		31,022	0.10%
50,000	7.60%, 09/19/2032		32,315	0.10%
51,000	7.60%, 03/19/2033		32,961	0.10%
54,000	7.60%, 09/19/2033		34,900	0.11%
55,000	7.60%, 03/19/2034		35,547	0.11%
58,000	7.60%, 09/19/2034		37,485	0.12%
60,000	7.60%, 03/19/2035		38,778	0.12%
62,000	7.60%, 09/19/2035		40,071	0.13%
64,000	7.60%, 03/19/2036		41,363	0.13%
42,000	7.60%, 09/19/2036		27,145	0.09%
70,000	7.60%, 03/19/2037		45,241	0.14%
72,000	7.60%, 09/19/2037		46,534	0.15%
75,000	7.60%, 03/19/2038		48,473	0.15%
24,000	8.00%, 03/19/2023		15,698	0.05%
25,000	8.00%, 09/19/2023		16,360	0.06%
California		11.19%
	San Bernardino Church of God Christian Centre (c) (d)
58,854	8.30%, 03/15/2024		23,000	0.07%
63,181	8.30%, 09/15/2025		24,691	0.08%
	Sonrise Baptist Church of Clovis (e)
359,774	7.50%, 06/01/2020		176,649	0.56%
389,514	7.50%, 06/01/2020		191,251	0.61%
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		96,981	0.31%
128,000	7.30%, 09/18/2030		110,157	0.35%
143,000	7.30%, 03/18/2032		118,004	0.37%
148,000	7.30%, 09/18/2032		120,960	0.38%
159,000	7.30%, 09/18/2033		128,631	0.41%
98,000	7.30%, 03/18/2034		79,047	0.25%
	The United Pentecostal Church of Modesto, Inc. (c) (d)
20,000	7.50%, 11/21/2020		14,170	0.04%
43,000	7.50%, 05/21/2021		30,341	0.10%
43,000	7.50%, 11/21/2021		30,362	0.10%
45,000	7.50%, 05/21/2022		31,793	0.10%
51,000	7.60%, 11/21/2023		36,088	0.11%
53,000	7.60%, 05/21/2024		37,275	0.12%
55,000	7.60%, 11/21/2024		38,687	0.12%
56,000	7.60%, 05/21/2025		39,402	0.12%
59,000	7.60%, 11/21/2025		41,518	0.14%
62,000	7.60%, 05/21/2026		43,642	0.15%
66,000	7.60%, 05/21/2027		46,477	0.15%
69,000	7.60%, 11/21/2027		48,597	0.15%
71,000	7.60%, 05/21/2028		50,012	0.16%
73,000	7.60%, 11/21/2028		51,436	0.16%
86,000	7.60%, 11/21/2030		60,080	0.19%
89,000	7.60%, 05/21/2031		62,175	0.20%
92,000	7.60%, 11/21/2031		64,271	0.20%
96,000	7.60%, 05/21/2032		67,066	0.21%
99,000	7.60%, 11/21/2032		69,161	0.22%
103,000	7.60%, 05/21/2033		71,956	0.23%
112,000	7.60%, 05/21/2034		78,243	0.25%
115,000	7.60%, 11/21/2034		80,339	0.25%
	Victory Christian Center of the Desert, Inc. (c) (d)
22,730	8.40%, 10/15/2020		22,189	0.07%
23,488	8.40%, 04/15/2021		22,912	0.08%
24,245	8.40%, 10/15/2021		23,668	0.07%
25,761	8.40%, 04/15/2022		25,148	0.08%
26,518	8.40%, 10/15/2022		25,887	0.08%
27,276	8.40%, 04/15/2023		26,537	0.08%
28,791	8.40%, 10/15/2023		28,026	0.09%
30,307	8.40%, 04/15/2024		29,325	0.09%
31,064	8.40%, 10/15/2024		30,064	0.10%
32,580	8.40%, 04/15/2025		31,537	0.10%
34,095	8.40%, 10/15/2025		33,011	0.10%
35,610	8.40%, 04/15/2026		34,485	0.11%
36,368	8.40%, 10/15/2026		35,226	0.11%
38,641	8.40%, 04/15/2027		37,436	0.12%
40,157	8.40%, 10/15/2027		38,912	0.12%
41,672	8.40%, 04/15/2028		40,384	0.13%
43,187	8.40%, 10/15/2028		41,861	0.13%
45,460	8.40%, 04/15/2029		44,069	0.14%
46,976	8.40%, 10/15/2029		45,547	0.14%
49,249	8.40%, 04/15/2030		47,352	0.15%
51,522	8.40%, 10/15/2030		49,538	0.16%
53,037	8.40%, 04/15/2031		50,995	0.16%
56,068	8.40%, 10/15/2031		53,909	0.17%
57,583	8.40%, 04/15/2032		55,366	0.18%
60,614	8.40%, 10/15/2032		58,280	0.18%
62,887	8.40%, 04/15/2033		60,465	0.19%
65,917	8.40%, 10/15/2033		63,379	0.20%
68,190	8.40%, 04/15/2034		65,565	0.21%
52,279	8.40%, 10/15/2034		50,267	0.16%
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		21,160	0.07%
22,000	8.40%, 11/15/2020		22,189	0.07%
23,000	8.40%, 05/15/2021		23,106	0.07%
24,000	8.40%, 11/15/2021		24,240	0.08%
25,000	8.40%, 05/15/2022		25,250	0.08%
26,000	8.40%, 11/15/2022		26,260	0.08%
27,000	8.40%, 05/15/2023		27,181	0.09%
28,000	8.40%, 11/15/2023		28,202	0.09%
Connecticut		1.07%
	Full Gospel Foundation Building Ministries International
29,000	7.60%, 07/21/2026		28,002	0.09%
33,000	7.60%, 07/21/2028		30,911	0.10%
35,000	7.60%, 01/21/2029		32,372	0.10%
36,000	7.60%, 07/21/2029		32,875	0.10%
38,000	7.60%, 01/21/2030		34,196	0.11%
39,000	7.60%, 07/21/2030		34,679	0.11%
40,000	7.60%, 01/21/2031		35,108	0.11%
42,000	7.60%, 07/21/2031		36,439	0.11%
43,000	7.60%, 01/21/2032		36,731	0.12%
45,000	7.60%, 07/21/2032		38,034	0.12%
Florida		14.67%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		123,411	0.38%
166,000	7.50%, 09/15/2027		79,730	0.25%
212,000	7.50%, 03/15/2028		101,845	0.32%
120,000	7.50%, 09/15/2028		57,660	0.18%
187,000	7.50%, 03/15/2029		89,872	0.28%
145,000	7.50%, 09/15/2029		69,702	0.22%
290,000	7.50%, 03/15/2030		138,156	0.44%
332,000	7.50%, 09/15/2030		158,165	0.50%
91,000	7.50%, 03/15/2031		43,352	0.14%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		65,580	0.21%
124,000	7.90%, 07/21/2023		54,362	0.17%
251,000	7.90%, 07/21/2025		109,486	0.35%
75,000	7.90%, 01/21/2026		32,723	0.10%
129,000	7.90%, 07/21/2026		56,296	0.18%
171,000	7.90%, 07/21/2027		74,641	0.24%
218,000	7.90%, 07/21/2028		95,201	0.30%
523,000	7.90%, 01/21/2030		226,511	0.72%
259,000	7.90%, 07/21/2030		112,173	0.36%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,060	0.05%
33,000	8.20%, 12/15/2015		33,330	0.11%
65,000	8.40%, 12/15/2020		65,572	0.21%
69,000	8.40%, 06/15/2021		69,331	0.22%
71,000	8.40%, 12/15/2021		71,710	0.23%
74,000	8.40%, 06/15/2022		74,740	0.24%
71,000	8.40%, 12/15/2022		71,710	0.23%
10,000	8.40%, 06/15/2025		10,018	0.03%
23,000	8.40%, 12/15/2026		23,055	0.07%
24,000	8.40%, 06/15/2027		24,062	0.08%
29,000	8.40%, 12/15/2029		29,099	0.09%
32,000	8.40%, 12/15/2030		31,837	0.10%
117,000	8.40%, 12/15/2032		116,403	0.37%
84,000	8.40%, 12/15/2033		83,572	0.26%
199,000	8.40%, 06/15/2034		197,985	0.63%
70,000	8.40%, 12/15/2034		69,643	0.22%
	LifePoint Community Church of Tampa Bay, Inc.
25,000	8.40%, 04/20/2031		23,498	0.07%
	Manifestations Worldwide, Inc.
8,000	7.60%, 09/17/2024		7,704	0.02%
29,000	7.60%, 03/17/2025		28,043	0.09%
29,000	7.60%, 09/17/2025		27,985	0.09%
31,000	7.60%, 03/17/2026		29,822	0.09%
33,000	7.60%, 09/17/2026		31,571	0.10%
33,000	7.60%, 03/17/2027		31,396	0.10%
34,000	7.60%, 09/17/2027		32,154	0.10%
36,000	7.60%, 03/17/2028		33,826	0.11%
38,000	7.60%, 09/17/2028		35,306	0.11%
38,000	7.60%, 03/17/2029		34,888	0.11%
41,000	7.60%, 09/17/2029		37,121	0.12%
41,000	7.60%, 03/17/2030		36,699	0.12%
44,000	7.60%, 09/17/2030		38,927	0.12%
44,000	7.60%, 03/17/2031		38,474	0.12%
47,000	7.60%, 09/17/2031		40,552	0.13%
48,000	7.60%, 03/17/2032		40,843	0.13%
51,000	7.60%, 09/17/2032		43,064	0.14%
52,000	7.60%, 03/17/2033		43,612	0.14%
54,000	7.60%, 09/17/2033		45,176	0.14%
56,000	7.60%, 03/17/2034		46,665	0.15%
59,000	7.60%, 09/17/2034		48,982	0.16%
60,000	7.60%, 03/17/2035		49,524	0.16%
63,000	7.60%, 09/17/2035		51,805	0.16%
65,000	7.60%, 03/17/2036		53,137	0.17%
68,000	7.60%, 09/17/2036		55,318	0.18%
70,000	7.60%, 03/17/2037		56,693	0.18%
73,000	7.60%, 09/17/2037		59,050	0.19%
76,000	7.60%, 03/17/2038		61,416	0.19%
79,000	7.60%, 09/17/2038		63,785	0.20%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
73,041	7.50%, 02/05/2027		40,216	0.13%
95,214	7.50%, 02/05/2029		52,425	0.17%
35,216	7.50%, 08/05/2029		19,390	0.06%
65,215	7.50%, 02/05/2031		35,575	0.11%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012		10,148	0.03%
33,000	7.70%, 05/28/2013		12,880	0.04%
34,000	7.70%, 11/28/2013		13,270	0.04%
35,000	7.80%, 05/28/2014		13,660	0.04%
63,000	8.40%, 05/28/2021		24,702	0.08%
64,000	8.40%, 11/28/2021		25,107	0.08%
68,000	8.40%, 05/28/2022		26,690	0.08%
32,000	8.40%, 11/28/2023		12,502	0.04%
30,000	8.40%, 05/28/2024		11,724	0.04%
33,000	8.40%, 11/28/2024		12,900	0.04%
86,000	8.40%, 05/28/2025		33,626	0.11%
91,000	8.40%, 11/28/2025		35,590	0.11%
93,000	8.40%, 05/28/2026		36,372	0.12%
98,000	8.40%, 11/28/2026		38,337	0.12%
42,000	8.40%, 11/28/2031		16,308	0.05%
154,000	8.40%, 05/28/2032		59,798	0.19%
156,000	8.40%, 11/28/2032		60,575	0.19%
	Truth For Living Ministries, Inc. (e)
308,054	4.00%, 11/15/2022		136,961	0.43%
Georgia		5.39%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		8,944	0.02%
33,000	7.70%, 09/01/2015		9,299	0.03%
39,000	7.80%, 03/01/2018		11,045	0.03%
11,000	7.80%, 09/01/2018		3,113	0.01%
45,000	7.80%, 09/01/2019		12,681	0.04%
46,000	7.80%, 03/01/2020		12,977	0.04%
48,000	7.80%, 09/01/2020		13,555	0.04%
50,000	7.80%, 03/01/2021		14,065	0.04%
56,000	7.90%, 09/01/2022		15,865	0.05%
50,000	7.90%, 03/01/2023		14,095	0.04%
38,000	7.90%, 03/01/2034		10,587	0.03%
89,000	7.90%, 09/01/2035		25,045	0.08%
159,000	7.90%, 03/01/2036		44,297	0.14%
64,000	7.90%, 09/01/2036		18,010	0.06%
51,000	8.00%, 09/01/2021		14,423	0.05%
54,000	8.00%, 03/01/2022		15,287	0.05%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		61,995	0.20%
69,000	7.90%, 07/15/2030		63,121	0.20%
72,000	7.90%, 01/15/2031		65,052	0.21%
74,000	7.90%, 07/15/2031		66,052	0.21%
78,000	7.90%, 01/15/2032		68,741	0.22%
81,000	7.90%, 07/15/2032		70,543	0.22%
84,000	7.90%, 01/15/2033		72,635	0.23%
87,000	7.90%, 07/15/2033		74,985	0.24%
90,000	7.90%, 01/15/2034		77,400	0.25%
95,000	7.90%, 07/15/2034		81,491	0.26%
98,000	7.90%, 01/15/2035		83,594	0.26%
101,000	7.90%, 07/15/2035		85,880	0.27%
106,000	7.90%, 01/15/2036		89,623	0.28%
110,000	7.90%, 07/15/2036		92,708	0.29%
115,000	7.90%, 01/15/2037		96,382	0.31%
119,000	7.90%, 07/15/2037		99,675	0.32%
123,000	7.90%, 01/15/2038		102,803	0.33%
129,000	7.90%, 07/15/2038		107,831	0.34%
Illinois		3.05%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,210	0.11%
37,000	7.80%, 12/12/2019		37,263	0.12%
37,000	7.80%, 06/12/2020		37,300	0.12%
40,000	7.80%, 12/12/2020		40,360	0.13%
41,000	7.80%, 06/12/2021		41,201	0.13%
42,000	7.80%, 12/12/2021		42,231	0.13%
45,000	7.80%, 06/12/2022		45,274	0.14%
50,000	7.90%, 12/12/2023		50,380	0.16%
51,000	7.90%, 06/12/2024		51,076	0.16%
54,000	7.90%, 12/12/2024		54,092	0.17%
56,000	7.90%, 06/12/2025		56,112	0.18%
43,000	7.90%, 06/12/2030		42,781	0.14%
86,000	7.90%, 12/12/2030		85,561	0.27%
24,000	7.90%, 12/12/2033		23,878	0.08%
112,000	7.90%, 06/12/2034		111,429	0.35%
117,000	7.90%, 12/12/2034		116,403	0.37%
45,000	8.00%, 12/12/2022		45,558	0.14%
48,000	8.00%, 06/12/2023		48,341	0.15%
Indiana		3.85%
	Madison Park Church of God, Inc. (e )
1,890,985	2.50%, 01/01/2033		1,092,233	3.46%
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
24,000	7.90%, 12/22/2031		8,678	0.03%
26,000	7.90%, 12/22/2032		9,402	0.03%
27,000	7.90%, 06/22/2033		9,763	0.03%
29,000	7.90%, 12/22/2033		10,486	0.03%
29,000	7.90%, 06/22/2034		10,486	0.03%
31,000	7.90%, 12/22/2034		11,210	0.04%
32,000	7.90%, 06/22/2035		11,571	0.04%
33,000	7.90%, 12/22/2035		11,933	0.04%
34,000	7.90%, 06/22/2036		12,294	0.04%
36,000	7.90%, 12/22/2036		13,018	0.04%
38,000	7.90%, 06/22/2037		13,741	0.04%
Louisiana		2.60%
	Living Way Apostolic Church, Inc.
100,000	7.90%, 04/20/2030		92,080	0.29%
103,000	7.90%, 10/20/2030		93,503	0.30%
103,000	7.90%, 04/20/2031		92,514	0.29%
15,000	7.90%, 10/20/2031		13,281	0.04%
91,000	7.90%, 04/20/2032		79,807	0.25%
121,000	7.90%, 10/20/2032		105,101	0.33%
126,000	7.90%, 04/20/2033		108,877	0.34%
136,000	7.90%, 04/20/2034		116,851	0.37%
141,000	7.90%, 10/20/2034		120,400	0.39%
Maryland		0.13%
	Ark of Safety Christian Chruch, Inc. (c) (d)
40,000	8.00%, 04/15/2029		39,792	0.13%
Massachusetts		2.46%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		70,118	0.22%
83,000	7.30%, 02/20/2029		74,517	0.24%
85,000	7.30%, 08/20/2029		75,352	0.24%
89,000	7.30%, 02/20/2030		77,804	0.25%
95,000	7.30%, 02/20/2031		80,845	0.26%
99,000	7.30%, 08/20/2031		83,051	0.26%
63,000	7.30%, 08/20/2032		51,610	0.16%
95,000	7.30%, 02/20/2033		77,225	0.24%
114,000	7.30%, 08/20/2033		92,215	0.29%
118,000	7.30%, 02/20/2034		95,226	0.30%
Michigan		0.20%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		3,527	0.01%
21,000	7.50%, 08/15/2016		7,426	0.02%
22,000	7.50%, 02/15/2017		7,792	0.02%
22,000	7.50%, 08/15/2017		7,773	0.02%
24,000	7.50%, 02/15/2018		8,460	0.03%
24,000	7.50%, 08/15/2018		8,453	0.03%
26,000	7.50%, 02/15/2019		9,110	0.03%
26,000	7.50%, 08/15/2019		9,118	0.04%
New Jersey		0.98%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		4,276	0.01%
24,000	7.90%, 11/10/2023		7,896	0.03%
15,000	7.90%, 05/10/2024		4,905	0.02%
26,000	7.90%, 11/10/2024		8,505	0.03%
16,000	7.90%, 05/10/2025		5,235	0.02%
28,000	7.90%, 11/10/2025		9,164	0.03%
22,000	7.90%, 11/10/2027		7,205	0.02%
24,000	7.90%, 05/10/2028		7,862	0.02%
35,000	7.90%, 11/10/2028		11,466	0.04%
27,000	7.90%, 05/10/2029		8,848	0.03%
37,000	7.90%, 11/10/2029		12,125	0.04%
30,000	7.90%, 05/10/2030		9,747	0.03%
41,000	7.90%, 11/10/2030		13,321	0.04%
33,000	7.90%, 05/10/2031		10,722	0.03%
33,000	7.90%, 11/10/2031		10,722	0.03%
36,000	7.90%, 05/10/2032		11,696	0.04%
48,000	7.90%, 11/10/2032		15,595	0.05%
40,000	7.90%, 05/10/2033		12,996	0.04%
44,000	7.90%, 05/10/2034		14,296	0.05%
56,000	7.90%, 11/10/2034		18,194	0.06%
48,000	7.90%, 05/10/2035		15,595	0.05%
61,000	7.90%, 11/10/2035		19,819	0.06%
52,000	7.90%, 05/10/2036		16,895	0.05%
66,000	7.90%, 11/10/2036		21,444	0.07%
61,000	7.90%, 05/10/2037		19,819	0.06%
11,000	8.00%, 05/10/2022		3,633	0.01%
22,000	8.00%, 11/10/2022		7,273	0.02%
North Carolina		0.13%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		42,284	0.13%
Ohio		1.94%
	Worldview Community Church (c) (d)
14,456	7.50%, 06/12/2018		5,561	0.02%
57,822	7.50%, 12/12/2020		22,163	0.07%
59,749	7.50%, 06/12/2021		22,806	0.07%
62,641	7.50%, 12/12/2021		23,923	0.07%
70,343	7.60%, 06/12/2023		26,913	0.08%
72,270	7.60%, 12/12/2023		27,665	0.09%
75,161	7.60%, 06/12/2024		28,591	0.09%
79,015	7.60%, 12/12/2024		30,065	0.09%
80,942	7.60%, 06/12/2025		30,807	0.10%
113,705	7.60%, 12/12/2029		43,344	0.14%
122,377	7.60%, 12/12/2030		46,246	0.15%
127,195	7.60%, 06/12/2031		48,067	0.15%
105,032	7.60%, 06/12/2032		39,692	0.13%
142,613	7.60%, 12/12/2032		53,893	0.17%
147,431	7.60%, 06/12/2033		55,714	0.18%
153,212	7.60%, 12/12/2033		57,899	0.18%
64,534	8.00%, 06/12/2022		24,794	0.08%
67,423	8.00%, 12/12/2022		25,924	0.08%
Rhode Island		3.38%
	The Cathedral of Life Christian Assembly
10,000	7.50%, 08/15/2016		10,100	0.03%
11,000	7.50%, 08/15/2017		11,110	0.04%
23,000	7.50%, 08/15/2020		23,078	0.07%
23,000	7.50%, 02/15/2021		22,772	0.07%
25,000	7.50%, 08/15/2021		24,015	0.08%
25,000	7.50%, 02/15/2022		23,228	0.07%
35,000	7.60%, 08/15/2026		33,740	0.11%
37,000	7.60%, 02/15/2027		35,465	0.11%
39,000	7.60%, 08/15/2027		37,171	0.12%
40,000	7.60%, 02/15/2028		37,872	0.12%
41,000	7.60%, 08/15/2028		38,351	0.12%
43,000	7.60%, 02/15/2029		39,685	0.13%
45,000	7.60%, 08/15/2029		41,008	0.13%
46,000	7.60%, 02/15/2030		41,322	0.13%
48,000	7.60%, 08/15/2030		42,600	0.13%
50,000	7.60%, 02/15/2031		43,810	0.14%
52,000	7.60%, 08/15/2031		44,990	0.14%
53,000	7.60%, 02/15/2032		45,182	0.14%
58,000	7.60%, 02/15/2033		48,674	0.15%
60,000	7.60%, 08/15/2033		50,160	0.16%
62,000	7.60%, 02/15/2034		51,671	0.16%
65,000	7.60%, 08/15/2034		53,995	0.17%
67,000	7.60%, 02/15/2035		55,349	0.18%
70,000	7.60%, 08/15/2035		57,554	0.18%
62,000	7.60%, 08/15/2036		50,493	0.16%
58,000	7.60%, 02/15/2037		47,050	0.15%
7,000	7.60%, 08/15/2037		5,672	0.02%
26,000	8.00%, 08/15/2022		24,934	0.08%
28,000	8.00%, 02/15/2023		27,157	0.09%
Tennessee		4.16%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		28,454	0.09%
39,000	8.40%, 10/18/2021		29,207	0.09%
40,000	8.40%, 01/18/2022		30,128	0.10%
41,000	8.40%, 04/18/2022		30,890	0.10%
41,000	8.40%, 07/18/2022		30,906	0.10%
42,000	8.40%, 10/18/2022		31,668	0.10%
44,000	8.40%, 01/18/2023		33,000	0.10%
44,000	8.40%, 04/18/2023		33,005	0.10%
45,000	8.40%, 07/18/2023		33,768	0.11%
46,000	8.40%, 10/18/2023		34,523	0.11%
47,000	8.40%, 01/18/2024		35,067	0.11%
47,000	8.40%, 04/18/2024		35,067	0.11%
34,000	8.40%, 07/18/2024		25,371	0.08%
50,000	8.40%, 10/18/2024		37,310	0.13%
51,000	8.40%, 01/18/2025		38,066	0.12%
52,000	8.40%, 04/18/2025		38,813	0.12%
54,000	8.40%, 10/18/2025		40,311	0.13%
56,000	8.40%, 01/18/2026		41,815	0.13%
56,000	8.40%, 04/18/2026		41,815	0.13%
58,000	8.40%, 10/18/2026		43,314	0.14%
60,000	8.40%, 01/18/2027		44,820	0.14%
35,000	8.40%, 10/18/2028		26,156	0.08%
30,000	8.40%, 01/18/2029		22,425	0.07%
52,000	8.40%, 04/18/2029		38,870	0.12%
20,000	8.40%, 07/18/2029		14,952	0.05%
75,000	8.40%, 10/18/2029		56,070	0.18%
77,000	8.40%, 01/18/2030		57,088	0.18%
78,000	8.40%, 04/18/2030		57,821	0.18%
81,000	8.40%, 07/18/2030		60,053	0.19%
81,000	8.40%, 10/18/2030		60,045	0.19%
21,000	8.40%, 04/18/2031		15,567	0.05%
38,000	8.40%, 07/18/2031		28,173	0.09%
88,000	8.40%, 10/18/2031		65,235	0.21%
100,000	8.40%, 04/18/2033		74,130	0.23%
Texas		3.86%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		191,900	0.61%
100,000	7.60%, 06/15/2018		95,950	0.30%
	Iglesia Templo Jerusalen
46,000	7.90%, 12/12/2027		44,348	0.14%
58,000	7.90%, 06/12/2028		55,413	0.18%
60,000	7.90%, 12/12/2028		56,724	0.18%
48,000	7.90%, 06/12/2029		44,899	0.14%
65,000	7.90%, 12/12/2029		60,086	0.19%
68,000	7.90%, 06/12/2030		62,193	0.20%
37,000	7.90%, 12/12/2032		32,049	0.10%
36,000	7.90%, 06/12/2033		31,158	0.10%
76,000	7.90%, 12/12/2033		65,375	0.21%
93,000	7.90%, 06/12/2034		79,999	0.25%
96,000	7.90%, 12/12/2034		81,965	0.26%
100,000	7.90%, 06/12/2035		85,040	0.27%
79,000	7.90%, 12/12/2035		66,842	0.21%
108,000	7.90%, 06/12/2036		91,012	0.29%
86,000	7.90%, 12/12/2036		72,214	0.23%
Virginia		0.00%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		17	0.00%
100,000	7.80%, 12/21/2020		10	0.00%
64,000	7.80%, 06/21/2022		6	0.00%
124,000	7.80%, 06/21/2023		12	0.00%
60,000	7.80%, 12/21/2023		6	0.00%
103,000	7.80%, 06/21/2024		10	0.00%
115,000	7.80%, 12/21/2024		13	0.00%
142,000	7.80%, 12/21/2025		14	0.00%

Washington		1.46%
	Cascade Christian Center of Skagit Valley (e)
597,290	3.50%, 10/20/2020		461,228	1.46%
Washington, DC		0.54%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		24,755	0.08%
80,000	8.30%, 07/12/2015		25,936	0.08%
98,000	8.40%, 01/12/2018		31,987	0.10%
45,000	8.40%, 07/12/2018		14,675	0.05%
100,000	8.40%, 01/12/2027		32,130	0.10%
130,000	8.40%, 01/12/2033		41,769	0.13%

Total Church Mortgage Bonds (Cost $30,738,223)		63.38%	20,019,037	63.38%

CHURCH MORTGAGE LOANS (b)

California		2.52%
	Mount Olive Missionary Baptist Church of Fresno (d)
912,645	3.50%, 05/31/2014		797,378	2.52%
Georgia		3.06%
	God First Breakthrough Ministries, Inc. (e)
1,073,283	10.50%, 03/01/2015		966,062	3.06%
Nevada		1.07%
	Iglesia Christiana Verbo De Dios, Inc. (e)
356,435	0.00%, 01/01/2014		336,831	1.07%
New Jersey		1.99%
	Igreja Batista Do Calverio
738,934	10.50%, 08/01/2015		628,833	1.99%
Texas		3.40%
	Pleasant Grove Missionary Baptist Foundation (d) (f)
1,299,459	7.50%, 08/01/2033		1,074,913	3.40%

Total Church Mortgage Loans (Cost $4,380,756)		12.04%	3,804,017	12.04%

OPEN-END MUTUAL FUNDS		4.65%

137,868	Vanguard Short-Term Investment Grade Fund		1,468,290	4.65%
	(Cost $1,500,000)

SHORT TERM INVESTMENTS		19.26%

Money Market Funds
6,081,964	Fifth Third Institutional Money Market - 0.01%*		6,081,964	19.26%
	(Cost $6,081,964)

Total Investments - (Cost $42,700,943)		99.33%	31,373,308	99.33%

OTHER ASSETS IN EXCESS OF LIABILITIES		0.67%	210,205	0.67%

Net Assets		100.00%	31,583,513	100.00%

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.

(c) Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer

(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.

(f) Security is considered income producing; however, interest payments received during the period represented only a portion of the total interest due.

* Variable rate security; the coupon rate shown represents the yield at December 31, 2014.

As of December 31, 2014, the cost of investments were $42,700,943, the gross unrealized appreciation on investments were $8,960 and the gross unrealized depreciation on investments were $11,336,595, for a net unrealized depreciation of $11,327,635 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
December 31, 2014	(Unaudited)

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value.  Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral

-          the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	31-Dec-14
Church Mortgage Bonds	$ -	$ -	$ 20,019,037	$ 20,019,037
Church Mortgage Loans	-	-	3,804,017	3,804,017
Open-End Mutual Fund	1,468,290	-	-	1,468,290
Short Term Investments	6,081,964	-	-	6,081,964
	$ 7,550,254	$ -	$ 23,823,054	$ 31,373,308

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2014.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/01/2014	$ 22,995,414	$ 3,806,907	$ 26,802,321
Accrued Accretion/(Amoritzation)	-	-	-
Unrealized Appreciation/(Depreciation)	(203,418)	23,251	(180,167)
Realized Gain/(Loss)	(22,021)	-	(22,021)
Gross Sales and Paydowns	(6,360,923)	(26,141)	(6,387,064)
Gross Restructures	3,609,985	-	3,609,985
Transfer In/(Out) of Level 3	-	-	-
Balance as of 12/31/2014	$ 20,019,037	$ 3,804,017	$ 23,823,054

3. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of this report. In management's opinion, there are no requiring disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date: February 25, 2015

By /s/Carla Homer

* Carla Homer, Treasurer

Date: February 25, 2015

* Print the name and title of each signing officer under his or her signature.